Note 7 - Components of Working Capital Accounts	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]
7.	Components of working capital accounts

	December 31,	December 31,
	2023	2022

Inventories
Work-in-progress	$181,751	$177,134
Finished goods	26,350	32,340
Supplies and other	38,091	32,867

	$246,192	$242,341

Accrued liabilities
Accrued payroll and benefits	$176,921	$146,852
Value appreciation plans(1)	4,874	9,403
Customer advances	7,149	6,397
Other	138,792	119,672

	$327,736	$282,324

(1) Non-current portion of value appreciation plans of $62,268 is included in Other Liabilities